Derivative Warrant Liabilities (Details)	12 Months Ended
Dec. 31, 2021 $ / shares shares
Business Combination [Member]
Derivative Warrant Liabilities (Details) [Line Items]
Business Combination , description	In addition, if (x) the Company issues additional shares of Class A common stock or equity-linked securities for capital raising purposes in connection with the closing of the initial Business Combination at an issue price or effective issue price of less than $9.20 per share of Class A common stock (with such issue price or effective issue price to be determined in good faith by the Company’s board of directors and, in the case of any such issuance to the Sponsor or its affiliates, without taking into account any Founder Shares held by the Sponsor or such affiliates, as applicable, prior to such issuance) (the “Newly Issued Price”), (y) the aggregate gross proceeds from such issuances represent more than 60% of the total equity proceeds, and interest thereon, available for the funding of the initial Business Combination on the date of the consummation of the initial Business Combination (net of redemptions), and (z) the volume weighted average trading price of the Class A common stock during the 20 trading day period starting on the trading day prior to the day on which the Company consummates the initial Business Combination (such price, the “Market Value”) is below $9.20 per share, then the exercise price of the warrants will be adjusted (to the nearest cent) to be equal to 115% of the higher of the Market Value and the Newly Issued Price, the $18.00 per share redemption trigger prices described below under “Redemption of warrants when the price per share of Class A common stock equals or exceeds $18.00” and “Redemption of warrants when the price per share of Class A common stock equals or exceeds $10.00” will be adjusted (to the nearest cent) to be equal to 180% of the higher of the Market Value and the Newly Issued Price, and the $10.00 per share redemption trigger price described below under “Redemption of warrants when the price per share of Class A common stock equals or exceeds $18.00” will be adjusted (to the nearest cent) to be equal to the higher of the Market Value and the Newly Issued Price.
Private Placement [Member]
Derivative Warrant Liabilities (Details) [Line Items]
Warrant issued | shares | shares	6,266,667
Warrants exercise price	$ 1.50
Warrant [Member]
Derivative Warrant Liabilities (Details) [Line Items]
Warrants exercise price	$ 11.50
Public Warrants [Member]
Derivative Warrant Liabilities (Details) [Line Items]
Warrant issued | shares | shares	8,625,000
Class A Common Stock [Member]
Derivative Warrant Liabilities (Details) [Line Items]
Price per share	$ 10.00
Common Stock Per Warrant	$ 0.361